TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Domestic	$ 14,479	$ (81,227)	$ (79,900)
Foreign	(7,626)	11,249	38,961
Income (loss) before taxes	$ 6,853	$ (69,978)	$ (40,939)